Summary of Significant Accounting Policies (Tables)	6 Months Ended
Apr. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rate	Exchange rate used for the translation as follows:
	Period End	Average
April 30, 2024	7.2401	7.1949
October 31, 2023	7.3171	7.0590
April 30, 2023	6.9120	6.9270

Schedule of Property and Equipment	Property and equipment are depreciated on a straight-line basis over the following periods:
Equipment	5 years
Furniture and fixtures	5 years
Motor vehicles	10 years